Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Intangible assets	Intangible assets:

	December 31, 2022	December 31, 2021
Intellectual property acquired from UTC	$—	$74
ERP management reporting software system	2,714	3,631
Intellectual property acquired from Ballard Motive Solutions (notes 7 and 27)	2,500	17,083
	$5,214	$20,788
12.    Intangible assets (cont'd):

		Accumulated	Net carrying
	Cost	amortization	amount
At January 1, 2021	$59,855	$56,091	$3,764
Acquisition of intangible assets	17,279	—	17,279
Additions to intangible assets	1,543	—	1,543
Amortization expense	—	1,798	(1,798)
At December 31, 2021	78,677	57,889	20,788
Additions to intangible assets	550	—	550
Amortization expense	—	3,107	(3,107)
Impairment on intangible assets (note 27)	—	13,017	(13,017)
At December 31, 2022	$79,227	$74,013	$5,214
Acquisition of intangible assets of $17,279,000 in 2021 related to the acquisition of Ballard Motive Solutions. During the year ended December 31, 2022, impairment charges of $13,017,000 were recognized primarily as a result of the post-acquisition restructuring of operations at Ballard Motive Solutions (notes 7 and 27).
Additions to intangible assets in 2022 of $550,000 (2021 - $1,543,000) consist primarily of costs to enhance the capabilities of the ERP management reporting software system.
Amortization expense on intangible assets is allocated to research and product development expense or general and administration expense depending upon the nature of the underlying assets. During the year ended December 31, 2022, amortization of $3,107,000 (2021 - $1,798,000) was recorded.